PREPAID EXPENSE AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
PREPAID EXPENSE AND OTHER CURRENT ASSETS
Spare parts	$ 2,912,745	$ 5,011,781
Prepaid value added tax ("VAT")	11,525,475	4,768,552
Prepaid insurance fee	260,395	153,751
Others	645,056	401,417
Total	$ 15,343,671	$ 10,335,501